Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 11, 2021
Initial Public Offering (Details) [Line Items]
Number of units sold	2,250,000
Redeemable warrant			1
Number of units sold		2,250,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	17,250,000
Purchase price, per unit (in Dollars per share)	$ 10
Gross proceeds from sale of units (in Dollars)	$ 172.5
Exercise price of warrants (in Dollars per share)				$ 10
Number of units sold		17,250,000
Purchase price, per unit (in Dollars per share)	$ 10
Public Warrants | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit		1	1
Number of shares issuable per warrant		1	1
Warrant purchase one share		1	1
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5